Fair Value of Financial Instruments - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Carrying Value
Financial assets
Loans	$ 2,792,815	$ 2,850,015	$ 2,682,790
Financial liabilities
Time deposits	1,770,303	1,745,025	1,466,464
Advances from the Federal Home Loan Bank	1,070,000	1,166,000	1,161,000
Junior subordinated debentures	118,110	118,110	118,110
Estimated Fair Value
Financial assets
Loans	2,670,693	2,739,721	2,566,197
Financial liabilities
Time deposits	1,772,212	1,740,752	1,461,908
Advances from the Federal Home Loan Bank	1,074,596	1,167,213	1,164,686
Junior subordinated debentures	$ 114,620	$ 99,450	$ 95,979